Related Party Transcations (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 27, 2025 CNY (¥)	Jan. 27, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Related Party Transactions [Line Items]
Purchased inventory			¥ 119		¥ 127	¥ 91	$ 16
Working capital loan repaid			92,860	$ 12,722	54,890	64,972
Other receivables-related party					738
Loss on sale of fixed assets					85
Related Party [Member]
Related Party Transactions [Line Items]
Amount due to related parties			146				20
Due from related party			¥ 738		738		$ 101
Jiahe Developments limited [Member]
Related Party Transactions [Line Items]
Working capital loan repaid	¥ 146	$ 20
Other receivables-related party					¥ 738